Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	TESARO, Inc.
Entity Central Index Key	0001491576
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 125,445	$ 39,825
Other current assets	1,175	2,606
Total current assets	126,620	42,431
Property and equipment, net	219	118
Restricted cash		200
Other assets	541	130
Total assets	127,380	42,879
Current liabilities:
Accounts payable	3,170	605
Accrued expenses	8,545	2,980
Other current liabilities	3	11
Total current liabilities	11,718	3,596
Other non-current liabilities		3
Commitments and contingencies (Note 9 and 10)
Convertible preferred stock, $0.0001 par value; 67,936,782 shares and no shares authorized at December 31, 2011 and December 31, 2012, respectively; 41,052,319 shares and no shares issued and outstanding at December 31, 2011 and December 31, 2012		64,348
Stockholders' (deficit) equity:
Preferred stock, $0.0001 par value; no shares and 10,000,000 shares authorized at December 31, 2011 and December 31, 2012, respectively; no shares issued and outstanding at December 31, 2011 and December 31, 2012, respectively
Common stock, $0.0001 par value; 85,459,770 and 100,000,000 shares authorized at December 31, 2011 and December 31, 2012, respectively; 1,259,996 and 27,136,329 shares issued and outstanding at December 31, 2011 and December 31, 2012, respectively	3
Additional paid-in capital	202,795	305
Deficit accumulated during the development stage	(87,136)	(25,373)
Total stockholders' (deficit) equity	115,662	(25,068)
Total liabilities, convertible preferred stock and stockholders' (deficit) equity	$ 127,380	$ 42,879

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	67,936,782
Convertible preferred stock, shares issued	0	41,052,319
Convertible preferred stock, shares outstanding	0	41,052,319
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	85,459,770
Common stock, shares issued	27,136,329	1,259,996
Common stock, shares outstanding	27,136,329	1,259,996

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Expenses:
Research and development	$ 46	$ 47,200	$ 11,768	$ 59,014
General and administrative	1,668	6,715	3,158	11,541
Acquired in-process research and development	6,630	8,000	500	15,130
Total expenses	8,344	61,915	15,426	85,685
Loss from operations	(8,344)	(61,915)	(15,426)	(85,685)
Interest income	20	152	38	210
Other income(expense)	(651)		(1,010)	(1,661)
Net loss	(8,975)	(61,763)	(16,398)	(87,136)
Net loss per share applicable to common stockholders - basic and diluted (in dollars per share)	$ (26.65)	$ (4.51)	$ (31.9)	$ (16.64)
Weighted-average number of common shares used in net loss per share applicable to common stockholders - basic and diluted (in shares)	337	13,696	514	5,237
Comprehensive Loss	$ (8,975)	$ (61,763)	$ (16,398)	$ (87,136)

Consolidated Statements of Convertible Preferred Stock and Stockholders'(Deficit) Equity (USD $)	Total USD ($)	Series A-1 Convertible Preferred Stock	Convertible Preferred Stock USD ($)	Convertible Preferred Stock Series A-1 Convertible Preferred Stock USD ($)	Convertible Preferred Stock Series B Convertible Preferred Stock USD ($)	Convertible Preferred Stock Series O Convertible Preferred Stock USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Deficit Accumulated During the Development Stage USD ($)
Balance at Mar. 26, 2010
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of offering costs and investor rights obligation				$ 7,758,000		$ 630,000
Issuance of stock, net of offering costs and investor rights obligation (in shares)				10,000,000		1,500,000
Issuance of common stock to members of Board of Directors in lieu of fees (in shares)							1,071,426
Net loss	(8,975,000)								(8,975,000)
Balance at Dec. 31, 2010	(8,975,000)		8,388,000						(8,975,000)
Balance (in shares) at Dec. 31, 2010			11,500,000				1,071,426
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of offering costs and investor rights obligation				13,812,000	42,148,000
Issuance of stock, net of offering costs and investor rights obligation (in shares)				10,000,000	19,552,319
Issuance of restricted common stock (in shares)							188,570
Stock-based compensation expense	305,000							305,000
Net loss	(16,398,000)								(16,398,000)
Balance at Dec. 31, 2011	(25,068,000)		64,348,000					305,000	(25,373,000)
Balance (in shares) at Dec. 31, 2011	1,259,996		41,052,319				1,259,996
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of offering costs and investor rights obligation	77,960,000				58,349,000		1,000	77,959,000
Issuance of stock, net of offering costs and investor rights obligation (in shares)					26,884,442		6,430,183
Conversion of convertible preferred stock into common stock	122,697,000		(122,697,000)				2,000	122,695,000
Conversion of convertible preferred stock into common stock (in shares)			(67,936,761)				19,410,490
Issuance of common stock resulting from exercise of stock options	33,000							33,000
Issuance of common stock resulting from exercise of stock options (in shares)							19,016
Issuance of common stock to members of Board of Directors in lieu of fees	253,000							253,000
Issuance of common stock to members of Board of Directors in lieu of fees (in shares)							16,644
Stock-based compensation expense	1,550,000							1,550,000
Net loss	(61,763,000)								(61,763,000)
Balance at Dec. 31, 2012	$ 115,662,000						$ 3,000	$ 202,795,000	$ (87,136,000)
Balance (in shares) at Dec. 31, 2012	27,136,329						27,136,329

Consolidated Statements of Convertible Preferred Stock and Stockholders'(Deficit) Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Convertible Preferred Stock Series A-1 Convertible Preferred Stock	Dec. 31, 2011 Convertible Preferred Stock Series A-1 Convertible Preferred Stock	Dec. 31, 2012 Convertible Preferred Stock Series B Convertible Preferred Stock	Dec. 31, 2011 Convertible Preferred Stock Series B Convertible Preferred Stock	Dec. 31, 2012 Common Stock
Issuance of stock, price per share (in dollars per share)	$ 1	$ 1	$ 2.175	$ 2.175
Issuance of stock, offering costs	$ 74	$ 17	$ 110	$ 378	$ 8,847

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating activities
Net loss	$ (8,975)	$ (61,763)	$ (16,398)	$ (87,136)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development	6,630	8,000	500	15,130
Depreciation	7	64	35	106
Increase in fair value of investor rights obligation	651		1,010	1,661
Share based compensation expense		1,803	305	2,108
Changes in operating assets and liabilities:
Other assets	(27)	1,020	(2,709)	(1,716)
Accounts payable	109	2,565	496	3,170
Accrued expenses	368	5,565	2,612	8,545
Other liabilities	6	(11)	8	3
Net cash used in operating activities	(1,231)	(42,757)	(14,141)	(58,129)
Investing activities
Acquisition of product candidate licenses and milestone payments	(6,000)	(8,000)	(500)	(14,500)
Restricted cash	(100)	200	(100)
Purchase of property and equipment	(62)	(165)	(98)	(325)
Net cash used in investing activities	(6,162)	(7,965)	(698)	(14,825)
Financing activities
Proceeds from initial public offering, net of issuance costs		77,960		77,960
Proceeds from exercise of stock options		33		33
Proceeds from sale of convertible preferred and common stock and related investor rights, net of issuance costs	9,926	58,349	52,131	120,406
Net cash provided by financing activities	9,926	136,342	52,131	198,399
Increase in cash and cash equivalents	2,533	85,620	37,292	125,445
Cash and cash equivalents at beginning of period		39,825	2,533
Cash and cash equivalents at end of period	2,533	125,445	39,825	125,445
Non-cash investing and financing activities
Issuance of Series O convertible preferred stock	630			630
Settlement of investor rights obligation			3,829	3,829
Conversion of convertible preferred stock to common stock		$ 122,697		$ 122,697

Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business
Nature of Business

1. Nature of Business

The Company

TESARO, Inc. (the “Company” or “TESARO”), is a development stage company that was incorporated in Delaware on March 26, 2010 and commenced operations in May 2010. TESARO is headquartered in Waltham, Massachusetts.

TESARO is an oncology-focused biopharmaceutical company dedicated to improving the lives of cancer patients by identifying, acquiring, developing and commercializing cancer therapeutics and oncology supportive care products in the United States, Europe and other international markets. Since incorporation, primary activities have consisted of acquiring product candidates, advancing development of its product candidates, developing intellectual property, recruiting personnel and raising capital. The Company intends to in-license or acquire additional product candidates across various stages of development. The Company currently operates in one segment. The Company has never earned revenue from these activities and, accordingly, the Company is considered to be in the development stage as of December 31, 2012. The Company is subject to a number of risks similar to those of other development stage companies, including dependence on key individuals, the need to develop commercially viable products, competition from other companies, many of whom are larger and better capitalized, and the need to obtain adequate additional financing to fund the development of its product candidates and further its in-licensing and acquisition activities.

The Company has one business activity, which is the identification, acquisition, development and commercialization of oncology therapeutics and supportive care product candidates, and a single reporting and operating unit structure.

Initial Public Offering

On June 28, 2012, the Company completed its initial public offering whereby the Company sold 6,000,000 shares of common stock at a price of $13.50 per share. The shares began trading on the NASDAQ Global Select Market on June 29, 2012, and the transaction closed on July 3, 2012. Immediately prior to the closing of the offering, all outstanding shares of convertible preferred stock converted into 19,410,490 shares of common stock. On July 23, 2012, the underwriters purchased an additional 430,183 shares by exercising a portion of the over-allotment option granted to them in connection with the initial public offering.  As a result of the closing of the initial public offering and subsequent exercise of the over-allotment option, the Company received aggregate net proceeds of approximately $78.0 million, which is net of underwriting discounts and commissions and offering expenses.

In connection with the completion of its initial public offering, on July 3, 2012, the Company filed an amended and restated certificate of incorporation, which, among other things, changed the number of authorized shares of common stock to 100,000,000 shares and preferred stock to 10,000,000 shares, both with a par value of $0.0001 per share.

Liquidity

The Company has incurred significant operating losses since inception and has relied on its ability to fund its operations through private and public equity financings, and management expects operating losses and negative cash flows to continue for the foreseeable future. As the Company continues to incur losses, transition to profitability is dependent upon the successful development, approval, and commercialization of its product candidates and achieving a level of revenues adequate to support the Company’s cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital. Management intends to fund future operations through public equity or debt financing or other sources. The Company expects that its existing cash and cash equivalents as of December 31, 2012 will be sufficient to fund its current operating plan through at least January 1, 2014.

Reverse Stock Split

On June 19, 2012, the Company effectuated a 1 for 3.50 reverse stock split of its common stock. The Company’s historical share and per share information has been retroactively adjusted to give effect to this reverse stock split.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The information reported within the Company’s financial statements from March 26, 2010 to December 31, 2010 was based solely on the accounts of TESARO, Inc. Effective December 22, 2011, November 30, 2012 and December 27, 2012, TESARO UK Limited, TESARO Securities Corporation and TESARO Development, Ltd., wholly owned subsidiaries of the Company, were incorporated, respectively. All financial information presented after December 31, 2010 has been consolidated and includes the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”).

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing and commercializing safer and more effective oncology-focused therapeutics.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses, other comprehensive income and related disclosures. On an ongoing basis, management evaluates its estimates, including estimates related to clinical trial accruals and stock-based compensation expense. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and restricted cash. The Company maintains its cash and cash equivalent balances in the form of money market accounts with financial institutions that management believes are creditworthy. The Company’s investment policy includes guidelines on the quality of the institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk. The Company has no financial instruments with off-balance-sheet risk of loss.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original or remaining maturity from the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents include bank demand deposits and money market funds that invest primarily in certificate of deposits, commercial paper and U.S. government and U.S. government agency obligations. Cash equivalents are reported at fair value.

Fair Value of Financial Instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets for identical assets or liabilities
Level 2 inputs	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 inputs	Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability

The following table presents information about the Company’s financial assets and liabilities that have been measured at fair value at December 31, 2011 and 2012 and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands).

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

December 31, 2011
Money market funds	$39,337	$39,337	$—	$—
	$39,337	$39,337	$—	$—

December 31, 2012
Money market funds	$123,888	$123,888	$—	$—
	$123,888	$123,888	$—	$—

The carrying amounts of accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Maintenance and repairs are expensed as incurred. The following estimated useful lives were used to depreciate the Company’s assets:

Estimated
Useful Life
Furniture and fixtures	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the useful life or the remaining life of the original lease

Upon retirement or sale, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and any resulting gain or loss recognized.

The Company reviews long-lived assets when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the assets’ book value to future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the projected discounted future net cash flows arising from the assets. No impairment losses have been recorded through December 31, 2012.

Research and Development Expenses

Research and development costs are charged to expense as incurred and include, but are not limited to:

·                  license fees related to the acquisition of in-licensed products, which are reported on the statements of operations as acquired in-process research and development;

·                  employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

·                  expenses incurred under agreements with contract research organizations and investigative sites that conduct clinical trials and preclinical studies;

·                  the cost of acquiring, developing and manufacturing clinical trial materials;

·                  facilities, depreciation and other expenses, which include direct and allocated expenses for rent and maintenance of facilities, insurance and other supplies; and

·                  costs associated with preclinical activities and regulatory operations.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, or information provided to us by our vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development.

Acquired In-Process Research and Development Expense

The Company has acquired the rights to develop and commercialize new product candidates. The up-front payments to acquire a new drug compound, as well as future milestone payments, are immediately expensed as acquired in-process research and development in the period in which they are incurred provided that no processes or activities have been obtained along with the license, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, no alternative future use exists. Royalties owed on future sales of the products licensed pursuant to the agreements are expensed in the period the related sales are recognized.

Comprehensive Loss

Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for all periods presented.

Income Taxes

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Tax benefits are recognized when it is more likely than not that a tax position will be sustained during an audit. Deferred tax assets are reduced by a valuation allowance if current evidence indicates that it is considered more likely than not that these benefits will not be realized.

Stock-Based Compensation Expense

Stock-based compensation is recognized as expense for all stock-based awards based on estimated fair values. The Company determines equity-based compensation at the grant date using the Black-Scholes option pricing model. The value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period. Any changes to the estimated forfeiture rates are accounted for prospectively.

Net Loss Per Share

Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company’s potentially dilutive shares, which include the Preferred Stock, outstanding stock options and unvested restricted stock are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to			(Inception) to
	December 31,	Year Ended December 31,		December 31,
	2010	2011	2012	2012
Preferred stock	3,286	11,729	—	—
Outstanding stock options	14	894	2,134	2,134
Unvested restricted stock	653	641	349	349
	3,953	13,264	2,483	2,483

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment

3. Property and Equipment

Property and equipment and related accumulated depreciation are as follows (in thousands):

	December 31,
	2011	2012
Furniture and fixtures	$—	$31
Computer equipment and software	150	266
Leasehold improvements	—	18
	150	315
Less accumulated depreciation and amortization	(32)	(96)
	$118	$219

Total depreciation expense amounted to $7,000, $35,000 and $64,000 for the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011 and the year ended December 31, 2012, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses
Accrued Expenses

4. Accrued Expenses

Accrued expenses are as follows (in thousands):

	As of December 31,
	2011	2012
Research and development	$1,995	$6,635
Salaries, bonuses and other compensation	688	1,316
Professional services	155	237
Other	142	357
	$2,980	$8,545

Convertible Preferred Stock and Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock and Stockholders' Equity
Convertible Preferred Stock and Stockholders' Equity

5. Convertible Preferred Stock and Stockholders’ Equity

As of December 31, 2012, the authorized capital stock of the Company consisted of 10,000,000 shares of preferred stock and 100,000,000 shares of common stock, both with a par value of $0.0001, of which no shares of preferred stock were issued or outstanding and 27,136,329 shares of common stock were issued and outstanding.

Convertible Preferred Stock

On July 3, 2012, immediately prior to the closing of the Company’s initial public offering, 67,936,761 shares outstanding of the Company’s convertible preferred stock were converted into 19,410,490 shares of its common stock. As of December 31, 2012, the Company does not have any convertible preferred stock authorized, issued or outstanding.

Prior to the closing of the initial public offering, the Company’s Convertible Preferred Stock consisted of the following (in thousands, except share and per share amounts):

	As of December 31,
	2011	2012

Series A Convertible Preferred Stock, $0.0001 par value: 20,000,000 shares authorized, issued and outstanding at December 31, 2011	$21,570	$—
Series O Convertible Preferred Stock, $0.0001 par value: 1,500,000 shares authorized, issued and outstanding at December 31, 2011	630	—
Series B Convertible Preferred Stock, $0.0001 par value: 46,436,782 shares authorized at December 31, 2011; 19,552,319 shares issued and outstanding at December 31, 2011	42,148	—

In connection with the issuance of 10,000,000 shares of Series A-1 Preferred Stock on May 10, 2010, the Company issued certain rights to Series A-1 Preferred Stock investors to purchase shares of Series A-2 Preferred Stock (the “Series A-2 Purchase Rights”). The Series A-2 Purchase Rights were deemed to be legally detachable and separately exercisable and therefore represent free-standing financial instruments that are accounted for as liabilities. The Company recorded the fair value of the Series A-2 Purchase Rights at the date of issuance of the Series A-1 Preferred Stock and adjusted the carrying value of such rights to their estimated fair value at each reporting date. Increases or decreases in the fair value of the Series A-2 Purchase Rights were recorded as other expense or income in the statement of operations. The estimated fair value was determined using a valuation model that includes various significant unobservable inputs including the probability of achieving defined milestones, the Company’s cost of capital, the estimated period the Series A-2 Purchase Rights would be outstanding, consideration received for the instrument with such rights, the number of shares to be issued to satisfy such rights and at what price and any changes in the fair value of the underlying instrument to such rights. At the date of issuance of the Series A-1 Preferred Stock, May 10, 2010, the Series A-2 Purchase Rights were recorded at their fair value of $2.2 million.

In February 2011, the holders of the Series A-2 Purchase Rights exercised such rights. In connection with the closing of the Series A-2 Preferred Stock purchase, the Company issued 10,000,000 shares of Series A-2 Preferred Stock at a purchase price of $1.00 per share, resulting in net proceeds to the Company of $10.0 million. The Series A-2 Purchase Right was also settled in connection with the closing of the Series A-2 Preferred Stock. The Company estimated the fair value of the Series A-2 Purchase Right, resulting in other expense of $1.0 million. Upon the closing of the purchase of Series A-1 Preferred Stock, the fair value of the Series A-2 Purchase Right was recorded in additional paid-in capital.

The Series O Junior Preferred Stock (“Junior Preferred Stock”) was issued on December 10, 2010 in connection with the in-licensing of rolapitant (see Note 10, License Agreements).

In June 2011, the Company entered into the Series B Preferred Stock Purchase Agreement with various investors, as amended in July 2011 and March 2012 (the “Series B Purchase Agreement”). The Series B Purchase Agreement provided for the issuance of up to $101 million of Series B Preferred Stock, subject to various terms and conditions. On June 6, 2011 and July 7, 2011, the Company sold 18,390,796 shares and 1,161,523 shares, respectively, of Series B Preferred Stock pursuant to the Series B Purchase Agreement at a price of $2.175 per share, resulting in aggregate net proceeds to the Company of $42.1 million. Subject to the terms of the Series B Purchase Agreement, the Company was required to sell, and certain existing investors were required to purchase, up to an additional $58.5 million of Series B Preferred Stock upon the occurrence of, or in connection with, certain milestone events. Pursuant to the March 2012 amendment to the Series B Purchase Agreement, the Company and the existing investors agreed to accelerate the purchase and sale of the remaining shares of Series B Preferred Stock available for issuance under the Series B Purchase Agreement, notwithstanding the original milestones. On March 21, 2012, the Company sold an additional 26,884,442 shares of Series B Preferred Stock to existing investors pursuant to the Series B Purchase Agreement at a price of $2.175 per share, resulting in net proceeds to the Company of approximately $58.3 million. The Company evaluated the terms of the Series B Preferred Stock and concluded that an investor’s right to acquire additional shares of Series B Preferred Stock was not legally detachable and therefore was embedded and not required to be separated from Series B Preferred Stock.

The Company accounts for potentially beneficial conversion features under ASC 470-20, Debt with Conversion and Other Options. At the time of each of the issuances of convertible preferred stock, the common stock into which the Series A and B convertible preferred stock is convertible had a fair value less than the effective conversion price of the convertible preferred stock and as such, there was no intrinsic value on the respective commitment dates.

Preferred Stock

Our certificate of incorporation authorizes our board of directors to issue preferred stock from time to time in one or more series. The rights, preferences, restrictions, qualifications and limitations of such stock are determined by our board.

Common Stock

On June 28, 2012, the Company completed its initial public offering whereby the Company sold 6,000,000 shares of common stock at a price of $13.50 per share. The shares began trading on the NASDAQ Global Select Market on June 29, 2012, and the transaction closed on July 3, 2012.  Immediately prior to the closing of the offering, all outstanding shares of convertible preferred stock converted into 19,410,490 shares of common stock. On July 23, 2012, the underwriters purchased an additional 430,183 shares of common stock by exercising a portion of the over-allotment option granted to them in connection with the initial public offering. As a result of the closing of the initial public offering and subsequent exercise of the over-allotment option, the Company received aggregate net proceeds of approximately $78.0 million, which is net of underwriting discounts and commissions and offering expenses.

The holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders of the Company. Subject to the preferences that may be applicable to any outstanding shares of preferred stock, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Company’s board of directors.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

6. Stock-Based Compensation

Stock-based compensation expense as reflected in the Company’s condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to December 31,	Year Ended December 31,		(Inception) to December 31,
	2010	2011	2012	2012

Research and development	$—	$46	$544	$590
General and administrative	—	259	1,259	1,518
Total stock-based compensation expense	$—	$305	$1,803	$2,108

The Company maintains several equity compensation plans, including the 2012 Omnibus Incentive Plan (the “2012 Incentive Plan”), the 2010 Stock Incentive Plan (the “2010 Incentive Plan”), and the 2012 Employee Stock Purchase Plan (the “2012 ESPP”).  Terms of stock award agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the individual plans. To date, options granted by the Company vest twenty five percent (25%) one year from vesting start date and seventy-five percent (75%) in equal installments over the subsequent thirty-six (36) months (subject to acceleration of vesting in the event of certain change of control transactions) and are exercisable from the date of grant for a period of ten years.

2012 Omnibus Incentive Plan

On April 27, 2012, the stockholders of the Company approved the TESARO, Inc. 2012 Incentive Plan, which had been previously adopted by the board of directors. Upon effectiveness of the 2012 Incentive Plan, the Company ceased making awards under the 2010 Incentive Plan. The 2012 Incentive Plan allows the Company to grant awards for up to 1,428,571 shares of common stock plus the number of shares of common stock available for grant under the 2010 Incentive Plan as of the effectiveness of the 2012 Incentive Plan (which is an additional 6,857 shares) plus that number of shares of common stock related to awards outstanding under the 2010 Incentive Plan which terminate by expiration, forfeiture, cancellation, cash settlement or otherwise.  Each year starting with 2014, the number of shares available for grants of awards under the 2012 Incentive Plan will be increased automatically on January 1 by a number of shares of common stock equal to the lesser of 4% of the shares of common stock outstanding at such time or the number of shares determined by the Company’s board of directors. Awards under the 2012 Incentive Plan may include the following award types: stock options, which may be either incentive stock options or nonqualified stock options; stock appreciation rights; restricted stock; restricted stock units; dividend equivalent rights; performance shares; performance units; cash-based awards; other stock-based awards, including unrestricted shares; or any combination of the foregoing.  As of December 31, 2012, the Company has granted 16,644 unrestricted shares and stock options covering 375,354 shares of common stock, of which 7,856 have been forfeited, under the 2012 Incentive Plan.  The exercise price of each option has been equal to the closing price of a share of our common stock on the grant date or the fair value as determined by the board of directors on the grant date.

2010 Stock Incentive Plan

In connection with the Company’s formation, the Company adopted the TESARO, Inc. 2010 Incentive Plan, under which it was authorized to grant stock-based awards to purchase up to 357 shares of Common Stock to eligible employees, officers, directors and consultants. On May 10, 2010, in connection with the Company’s sale of Series A-1 Preferred Stock, each such share was reclassified for 1,000 shares of Common Stock, or an aggregate of 357,142 shares available under the 2010 Incentive Plan. On June 6, 2011, in connection with the Company’s sale of Series B Preferred Stock, the 2010 Incentive Plan was amended to increase the aggregate number of shares of Common Stock available to be issued under the 2010 Incentive Plan to 1,981,130 shares of Common Stock.  As of December 31, 2012, a total of 1,785,703 options and 188,570 restricted stock awards have been granted, and 19,016 options have been exercised, under the 2010 Incentive Plan.  As of April 27, 2012, the Company ceased making awards under the 2010 Incentive Plan and the remaining 6,857 shares available for future grants were added to the total number of shares reserved for issuance under the 2012 Incentive Plan.  For options granted under the 2010 Incentive Plan, the exercise price equaled the estimated fair value of the common stock as determined by the board of directors on the date of grant.

Restricted Common Stock

In connection with the Company’s formation, the founders purchased an aggregate of 1,071 shares of Company Common Stock at a nominal per share purchase price. On May 10, 2010, in connection with the Company’s sale of Series A-1 Preferred Stock, each such share was reclassified into 1,000 shares of Common Stock, or an aggregate of 1,071,426 shares of Common Stock (the “Founder Common”). The shares of Founder Common were issued subject to restricted stock agreements between the Company and each founder. Under these agreements, the founders’ shares vest as follows: twenty five percent (25%) of such stock vested effective as of March 26, 2010, and seventy-five percent (75%) of such stock vests in equal installments over the subsequent forty-eight (48) months (subject to acceleration of vesting in the event of certain terminations of employment and in connection with certain change of control transactions).

On February 7, 2011, the Company granted to the founders and one employee an aggregate of 188,570 shares of Common Stock as compensation for services provided (the “2011 Awards”). The 2011 Awards are subject to the 2010 Incentive Plan and various restrictions pursuant to restricted stock agreements between the Company and each recipient, including restrictions on transfer and a Company right of repurchase. Under these agreements, the recipients’ shares of Common Stock vest as follows: twenty five percent (25%) of such stock vests effective as of January 6, 2012, and seventy-five percent (75%) of such stock vests in equal installments over the subsequent thirty-six (36) months (subject to acceleration of vesting in the event of certain change of control transactions).

The Company records stock-based compensation expense for the Common Stock subject to repurchase, or restricted Common Stock grants, based on the grant date intrinsic value for employees. For the period from March 26, 2010 (inception) to December 31, 2010 the Company did not recognize any stock-based compensation for restricted Common Stock grants. The Company recorded stock-based compensation expense of approximately $24,000 for each of the years ended December 31, 2011 and 2012 associated with restricted Common Stock grants.

A summary of the Company’s restricted stock activity and related information is as follows:

		Weighted-average
		fair value
	Shares	per share

Unvested at December 31, 2011	640,578	$0.14
Granted	—	—
Vested	(291,244)	0.16
Forfeited	—	—
Unvested at December 31, 2012	349,334	$0.15

The weighted-average grant date fair value of restricted stock granted during the period from March 26, 2010 (inception) to December 31, 2010 and the year ended December 31, 2011 was $0.00 and $0.53 per share, respectively. The total grant date fair value of restricted stock that vested during the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011, the year ended December 31, 2012 was $0, $0, and $47,000, respectively. At December 31, 2010, December 31, 2011 and December 31, 2012 there was $0, $75,000 and $51,000 of total unrecognized compensation cost related to restricted stock, respectively. As of December 31, 2012, the Company expects to recognize this cost over a remaining weighted-average period of 2.0 years.

Stock Options

A summary of the Company’s stock option activity and related information follows:

	Shares	Weighted-average exercise price per share	Weighted-average remaining contractual term (years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	893,564	$1.31
Granted	1,267,493	8.44
Exercised	(19,016)	1.74
Cancelled	(7,856)	6.62
Outstanding at December 31, 2012	2,134,185	5.52	9.0	$24,444

Vested at December 31, 2012	302,057	1.32	8.6	$4,722

Vested and expected to vest at December 31, 2012 (1)	2,134,185	$5.52	9.0	$24,444

(1)                                 This represents the number of vested options as of December 31, 2012, plus the number of unvested options expected to vest as of December 31, 2012, based on the unvested options at December 31, 2012, adjusted for the estimated forfeiture rate of 0%.

The fair value of each employee stock option was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	The Period from
	March 26, 2010
	(Inception) to December 31,	Year Ended December 31,
	2010	2011	2012

Dividend yield	—	—	—
Volatility	82%	67% - 68%	66% - 71%
Risk-free interest rate	2.06%	1.07% - 2.03%	0.89% - 1.56%
Expected term (years)	6.25	6.25	6.25

The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The computation of expected volatility is based on the historical volatility of a representative group of public biotechnology and life sciences companies with similar characteristics to the Company, including early stage of product development and therapeutic focus. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. Management assesses expected forfeitures based on the experience of the Company coupled with comparison to data from the representative group of company peers and recognizes compensation costs only for those equity awards expected to vest.

For the period from March 26, 2010 (inception) to December 31, 2010 the Company did not recognize any stock-based compensation for employee stock option grants. The Company recorded stock-based compensation expense of $281,000 for the year ended December 31, 2011, and $1,526,000 for the year ended December 31, 2012, associated with employee stock options. The weighted-average grant date fair value of options granted in the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011, and the year ended December 31, 2012 was $0.03, $2.63, and $5.29 per share, respectively. The aggregate intrinsic value of options exercised during the period from March 26, 2010 (inception) to December 31, 2010, the year ended December 31, 2011, the year ended December 31, 2012 was $0, $0, and $0.2 million, respectively. The intrinsic value of a stock option is the amount by which the fair market value of the underlying stock exceeds the exercise price of the common stock option.

At December 31, 2010, December 31, 2011 and December 31, 2012, there was $0, $2.2 million and $7.2 million of total unrecognized compensation cost related to unvested stock options, respectively. As of December 31, 2012, the Company expects to recognize this cost over a remaining weighted-average period of 3.0 years.

In October 2012 and as provided for under the 2012 Incentive Plan, the Company issued 16,644 shares of common stock with an aggregate value of approximately $253,000 to certain non-employee board members who elected to have shares of stock issued to them in lieu of fees owed them for services as members of the Company’s board of directors.

Due to its operating losses in all periods, the Company has not recorded tax benefits associated with stock-based compensation and option exercises. Tax benefits will be recorded when realized.

Employee Stock Purchase Plan

On June 6, 2012, the board of directors adopted the 2012 ESPP, and the stockholders approved it on June 18, 2012, to be effective in connection with the closing of the Company’s initial public offering. A total of 275,000 shares of common stock have been reserved for future issuance under the 2012 ESPP pursuant to purchase rights granted to the Company’s employees or to employees of the Company’s designated subsidiaries.  The 2012 ESPP provides for consecutive 6-month offering periods, during which participating employees may elect to have their compensation withheld and applied to the purchase of common stock at the end of each offering period. The purchase price of the common stock will be 85% of the lower of the fair market value of a share of common stock on the first trading date of each offering period or the fair market value of a share of common stock on the last trading day of the offering period and is limited by participant to $25,000 in fair value of common stock per year. The 2012 ESPP will terminate on June 6, 2022, the tenth anniversary of the date of initial adoption of the plan. As of December 31, 2012, the Company had not begun any offering periods under the 2012 ESPP.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

7. Income Taxes

The Company accounts for income taxes under FASB Accounting Standards Codification 740 (“ASC 740”). Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

For the period from March 26, 2010 (inception) to December 31, 2010, and the years ended December 31, 2011 and 2012, the Company did not have a current or deferred income tax expense or benefit.

As of December 31, 2012 the Company had federal net operating loss carryforwards of approximately $69.5 million and state net operating loss carryforwards of $69.0 million, which are available to reduce future taxable income. The Company also had federal tax credits of $0.3 million, which may be used to offset future tax liabilities. The net operating loss (“NOL”) and tax credit carryforwards will expire at various dates through 2032. The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

The Company’s reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. As of December 31, 2012, the Company has recorded $0.1 million of gross unrecognized tax benefits related to research and development credits which if recognized, would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the consolidated balance sheet or statement of operations if the benefit was recognized.

The Company’s policy is to recognize both interest and penalties related to unrecognized tax benefits in income tax expense. Due to the historical net loss position, the Company has not recognized any interest or penalties related to unrecognized tax benefits.

The statute of limitations for assessment by the Internal Revenue Service, or the IRS, and state tax authorities remains open for all tax years.  The Company files income tax returns in the U.S. federal and Massachusetts jurisdictions.  There are currently no federal or state audits in process.

On January 2, 2013, the President signed into law The American Taxpayer Relief Act of 2012.  Under prior law, a taxpayer was entitled to a research tax credit for qualifying amounts paid or incurred on or before December 31, 2011. The 2012 Taxpayer Relief Act extends the research credit for two years to December 31, 2013.  The extension of the research credit is retroactive and includes amounts paid or incurred after December 31, 2011.  As a result of the retroactive extension, the Company expects to record a deferred tax asset before valuation allowance of approximately $0.8 million for those qualifying amounts which were incurred in 2012.  The deferred tax asset and corresponding valuation allowance will be recorded in the period of enactment, which is the first quarter of 2013.

The principal components of the Company’s deferred tax assets are as follows (in thousands):

	As of December 31,
	2011	2012

Deferred tax assets:
Federal net operating loss carryforwards	$5,622	$23,634
Depreciation and amortization	2,599	5,428
State net operating loss carryforwards	864	3,644
Tax credit carryforwards	295	443
Stock-based compensation	29	357
Other	101	99
Total deferred tax assets	9,510	33,605
Less valuation allowance	(9,510)	(33,605)
Net deferred tax assets	$—	$—

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, the Company has recorded a valuation allowance against its deferred tax assets at December 31, 2011 and 2012, respectively because the Company’s management has determined that is it more likely than not that these assets will not be fully realized. The increase in the valuation allowance in 2012 primarily relates to the net loss incurred by the Company.

As of December 31, 2012, the Company had federal and state net operating losses of approximately $0.1 million related to excess tax deductions that have been excluded from the above table. The benefit of these net operating losses will be recognized as an increase in additional paid in capital when it results in a reduction in taxable income

A reconciliation of income tax expense (benefit) at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:

	March 26, 2010
	(Inception) to December 31,	Year Ended December 31,
	2010	2011	2012

Federal income tax (benefit)/expense at statutory rate	(34.0)%	(34.0)%	(34.0)%
State income tax benefit	(5.3)%	(4.8)%	(5.4)%
Permanent items	2.9%	2.6%	0.4%
Federal research and development credit	0.0%	(1.8)%	0.0%
Change in valuation allowance	36.4%	38.0%	39.0%
Effective income tax rate	0.0%	0.0%	0.0%

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
Employee Benefit Plan

8. Employee Benefit Plan

In 2010, the Company adopted a retirement plan, which is qualified under section 401(k) of the Internal Revenue Code for its U.S. employees. The plan allows eligible employees to defer, at the employee’s discretion, pre-tax or post-tax compensation up to the IRS annual limits. Company contributions may be made at the discretion of the board of directors.

Effective as of January 1, 2012, the Company amended its 401(k) plan to provide for employer matching contributions equal to (1) 100% of employee deferral contributions up to a deferral rate of 3% of compensation plus (2) 50% of employee deferral contributions up to a deferral rate of an additional 2% of compensation.  During 2012, the Company made aggregate matching contributions of approximately $137,000 to the 401(k) plan.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

9. Commitments and Contingencies

The Company leases office space in Waltham, Massachusetts under two non-cancelable operating lease agreements. The term of the original lease for the existing premises commenced December 1, 2011 and expires on March 31, 2013. The term of the second lease, covering both the existing premises as well as additional office space within the same facility, commences April 1, 2013 (for the existing premises) and February 1, 2013 (for the additional office space) and will continue until March 31, 2015. Both lease agreements provide for free rent for the first month. The Company recognizes rental expense on a straight-line basis over the respective lease terms including any free rent periods.  Future minimum rental commitments, by fiscal year and in the aggregate, is provided below (in thousands):

December 31, 2012
2013	$636
2014	755
2015	189
Thereafter	—
Total minimum lease payments	$1,580

The Company recorded approximately $28,700, $76,800 and $166,100 in rent expense for the period from March 26, 2010 (inception) to December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.

Litigation

The Company may periodically become subject to legal proceedings and claims arising in connection with on-going business activities, including claims or disputes related to patents that have been issued or that are pending in the field of research on which the Company is focused.  The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.

License Agreements	12 Months Ended
Dec. 31, 2012
License Agreements
License Agreements

10. License Agreements

Rolapitant In-License

In December 2010, the Company entered into a license agreement with OPKO Health, Inc. (“OPKO”) to obtain an exclusive, royalty-bearing, sublicensable worldwide license to research, develop, manufacture, market and sell rolapitant. The license agreement also extended to an additional, backup compound, SCH900978, to which the Company has the same rights and obligations as rolapitant, but which the Company is not currently advancing. Under the OPKO license the Company is obligated to use commercially reasonable efforts to conduct all preclinical, clinical, regulatory and other activities necessary to develop and commercialize rolapitant. Under the terms of the OPKO license, the Company paid OPKO $6.0 million upon signing the agreement and issued 1,500,000 shares of our Junior Preferred Stock. At the time of the license transaction, the fair value of Junior Preferred Stock was determined to be $630,000. The Company is also required to make development milestone payments to OPKO of up to an aggregate of $30.0 million if specified regulatory and initial commercial sales milestones are achieved. In addition, the Company is required to make additional milestone payments to OPKO of up to an aggregate of $85.0 million if specified levels of annual net sales of rolapitant are achieved. If commercial sales of rolapitant commence, the Company is required to pay OPKO tiered royalties on the amount of annual net sales achieved in the United States and Europe at percentage rates that range from the low teens to the low twenties, which the Company expects will result in an effective royalty rate in the low teens. The royalty rate on annual net sales outside of the United States and Europe is slightly above the single digits. If the Company elects to develop and commercialize rolapitant in Japan through a third-party licensee the Company will share equally with OPKO all amounts received by it in connection with such activities under the Company’s agreement with such third party, subject to certain exceptions and deductions. OPKO also retains an option to become the exclusive distributor of such products in Latin America, provided that OPKO exercises that option within a defined period following specified regulatory approvals in the United States. The Company is responsible for all preclinical, clinical, regulatory and other activities necessary to develop and commercialize rolapitant. There were no ongoing clinical trials for rolapitant at the time of its acquisition. As of the date of acquisition, none of the assets acquired had alternative future uses, nor had they reached a stage of technological feasibility. As no process or activities were acquired along with the license, the transaction was accounted for as an asset acquisition by recording the entire purchase price to acquired in-process research and development expense of $6.6 million. As of December 31, 2012, the Company has not made any additional milestone payments under this license agreement.

ALK In-License

In March 2011, the Company entered into a license agreement with Amgen, Inc., or Amgen, under which it received an exclusive, royalty bearing, sublicensable worldwide license under certain of Amgen’s patent rights to research, develop, manufacture, market and sell licensed ALK inhibitor compounds, including TSR-011. The Company is also responsible for using commercially reasonable efforts to conduct all preclinical, clinical, regulatory and other activities necessary to develop and commercialize an ALK product. In the event that the Company wishes to sublicense any of the development and commercialization rights to any third party, it is required to grant to Amgen a right of first negotiation with respect to the rights it proposes to sublicense. Under the terms of the license agreement, in 2011 the Company made an up-front payment to Amgen of $0.5 million. In November 2012, in connection with the initiation of its Phase 1/2 clinical trial for TSR-011, the Company made an additional milestone payment to Amgen of $1.0 million.  The Company is required to make aggregate milestone payments to Amgen of up to an additional $137 million if specified clinical development, regulatory, initial commercialization and annual net product sales milestones are achieved. If commercial sales of a product commence, the Company will pay Amgen royalties at percentage rates ranging from the mid-single digits to slightly above the single digits based on cumulative worldwide net sales. At the time of the license transaction, ALK was a preclinical compound. As of the date of acquisition, none of the assets acquired had alternative future uses, nor had they reached a stage of technological feasibility. As no processes or activities were acquired along with the license, the transaction was accounted for as an asset acquisition and the entire purchase price of $0.5 million was recorded as acquired in-process research and development expense. Milestone payments, including the $1.0 million milestone payment made during 2012, are also recorded as acquired in-process research and development and expensed as achieved.

Niraparib In-License

In May 2012, the Company entered into a license agreement with Merck Sharp & Dohme Corp., a subsidiary of Merck & Co., Inc. (“Merck”), under which the Company obtained exclusive, worldwide rights to certain patents and non-exclusive rights to certain Merck know-how, to research, develop, manufacture, market and sell niraparib and a backup compound, MK-2512, for all therapeutic and prophylactic uses in humans. The Company is not currently advancing MK-2512. Under the Merck license, the Company is obligated to use diligent efforts to develop and commercialize a licensed product. Under the terms of the license agreement, the Company was required to make an up-front payment to Merck of $7.0 million in June 2012. The Company is also required to make milestone payments to Merck of up to $57.0 million in development and regulatory milestones for the first indication, up to $29.5 million in development and regulatory milestones for each successive indication, and up to $87.5 million in one-time sales milestones based on the achievement of annual sales objectives. If commercial sales of niraparib commence, the Company will pay Merck tiered royalties at a percentage rate in the low teens based on worldwide annual net sales. As of the date of acquisition, none of the assets acquired had alternative future uses, nor had they reached a stage of technological feasibility. As no process or activities were acquired along with the license, the transaction has been accounted for as an asset acquisition and the entire purchase price of $7.0 million has been recorded as acquired in-process research and development expense. As of December 31, 2012, the Company has not made any additional milestone payments under this license agreement.

Technology Licenses

During October 2012, the Company entered into two license agreements with AstraZeneca UK Limited, having aggregate upfront payments of approximately $0.4 million. These agreements provide the Company with the exclusive right to certain methods of treating patients with PARP inhibitors solely with respect to niraparib. Under certain circumstances, the Company may be required to make milestone and royalty payments to AstraZeneca UK Limited based on the achievement of certain development and regulatory milestone events with regard to niraparib, and on net sales of niraparib.

Consolidated Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2012
Consolidated Quarterly Financial Data - Unaudited
Consolidated Quarterly Financial Data - Unaudited

11. Consolidated Quarterly Financial Data - Unaudited

The following tables provide unaudited consolidated quarterly financial data for the years ended December 31, 2011 and 2012 (in thousands, except per share data):

	March 31,	June 30,	Sept. 30,	Dec. 31,	March 31,	June 30,	Sept. 30,		Dec. 31,
	2011	2011	2011	2011	2012	2012	2012		2012

Expenses:
Research and development	$384	$1,462	$1,921	$8,001 (a)	$8,150	$11,532	$11,876		$15,642
General and administrative	623	552	893	1,090	1,199	1,685	1,736		2,095
Acquired in-process research and development	500	—	—	—	—	7,000 (b)	—		1,000
Total expenses	1,507	2,014	2,814	9,091	9,349	20,217	13,612		18,737
Loss from operations	(1,507)	(2,014)	(2,814)	(9,091)	(9,349)	(20,217)	(13,612)		(18,737)
Interest income	4	7	14	13	20	39	53		40
Other income(expense)	(1,010)	—	—	—	—	—	—		—
Net loss	$(2,513)	$(2,007)	$(2,800)	$(9,078)	$(9,329)	$(20,178)	$(13,559)		$(18,697)

Net loss per share: basic and diluted	$(5.74)	$(4.11)	$(5.20)	$(15.41)	$(13.59)	$(21.31)	$(0.52	)(c)	$(0.70)

Weighted-average shares: basic and diluted	438	488	539	589	687	947	26,130	(c)	26,740

(a)    In the quarter ended December 31, 2011, the Company began to incur expenses related to rolapitant Phase 3 clinical trials.

(b)   In the quarter ended June 30, 2012, the Company paid a license fee to Merck for niraparib.

(c)    In July 2012, the Company completed its initial public offering, which resulted in net proceeds of approximately $78.0 million from the issuance of 6,430,183 shares of common stock, which includes the sale of 430,183 shares under the underwriters’ over-allotment option. In connection with the initial public offering, all of the outstanding shares of the Company’s convertible preferred stock were converted into 19,410,490 shares of common stock.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The information reported within the Company’s financial statements from March 26, 2010 to December 31, 2010 was based solely on the accounts of TESARO, Inc. Effective December 22, 2011, November 30, 2012 and December 27, 2012, TESARO UK Limited, TESARO Securities Corporation and TESARO Development, Ltd., wholly owned subsidiaries of the Company, were incorporated, respectively. All financial information presented after December 31, 2010 has been consolidated and includes the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”).

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing and commercializing safer and more effective oncology-focused therapeutics.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses, other comprehensive income and related disclosures. On an ongoing basis, management evaluates its estimates, including estimates related to clinical trial accruals and stock-based compensation expense. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and restricted cash. The Company maintains its cash and cash equivalent balances in the form of money market accounts with financial institutions that management believes are creditworthy. The Company’s investment policy includes guidelines on the quality of the institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk. The Company has no financial instruments with off-balance-sheet risk of loss.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original or remaining maturity from the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents include bank demand deposits and money market funds that invest primarily in certificate of deposits, commercial paper and U.S. government and U.S. government agency obligations. Cash equivalents are reported at fair value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs	Quoted prices in active markets for identical assets or liabilities
Level 2 inputs	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3 inputs	Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability

The following table presents information about the Company’s financial assets and liabilities that have been measured at fair value at December 31, 2011 and 2012 and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands).

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

December 31, 2011
Money market funds	$39,337	$39,337	$—	$—
	$39,337	$39,337	$—	$—

December 31, 2012
Money market funds	$123,888	$123,888	$—	$—
	$123,888	$123,888	$—	$—

The carrying amounts of accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Maintenance and repairs are expensed as incurred. The following estimated useful lives were used to depreciate the Company’s assets:

Estimated
Useful Life
Furniture and fixtures	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the useful life or the remaining life of the original lease

Upon retirement or sale, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and any resulting gain or loss recognized.

The Company reviews long-lived assets when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the assets’ book value to future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the projected discounted future net cash flows arising from the assets. No impairment losses have been recorded through December 31, 2012.

Research and Development Expenses

Research and Development Expenses

Research and development costs are charged to expense as incurred and include, but are not limited to:

·                  license fees related to the acquisition of in-licensed products, which are reported on the statements of operations as acquired in-process research and development;

·                  employee-related expenses, including salaries, benefits, travel and stock-based compensation expense;

·                  expenses incurred under agreements with contract research organizations and investigative sites that conduct clinical trials and preclinical studies;

·                  the cost of acquiring, developing and manufacturing clinical trial materials;

·                  facilities, depreciation and other expenses, which include direct and allocated expenses for rent and maintenance of facilities, insurance and other supplies; and

·                  costs associated with preclinical activities and regulatory operations.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, or information provided to us by our vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development.

Acquired In-Process Research and Development Expense

Acquired In-Process Research and Development Expense

The Company has acquired the rights to develop and commercialize new product candidates. The up-front payments to acquire a new drug compound, as well as future milestone payments, are immediately expensed as acquired in-process research and development in the period in which they are incurred provided that no processes or activities have been obtained along with the license, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, no alternative future use exists. Royalties owed on future sales of the products licensed pursuant to the agreements are expensed in the period the related sales are recognized.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss was equal to net loss for all periods presented.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Tax benefits are recognized when it is more likely than not that a tax position will be sustained during an audit. Deferred tax assets are reduced by a valuation allowance if current evidence indicates that it is considered more likely than not that these benefits will not be realized.

Stock Based Compensation Expense

Stock-Based Compensation Expense

Stock-based compensation is recognized as expense for all stock-based awards based on estimated fair values. The Company determines equity-based compensation at the grant date using the Black-Scholes option pricing model. The value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period. Any changes to the estimated forfeiture rates are accounted for prospectively.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company’s potentially dilutive shares, which include the Preferred Stock, outstanding stock options and unvested restricted stock are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to			(Inception) to
	December 31,	Year Ended December 31,		December 31,
	2010	2011	2012	2012
Preferred stock	3,286	11,729	—	—
Outstanding stock options	14	894	2,134	2,134
Unvested restricted stock	653	641	349	349
	3,953	13,264	2,483	2,483

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of company's financial assets and liabilities that have been measured at fair value and indicating the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands):

The following table presents information about the Company’s financial assets and liabilities that have been measured at fair value at December 31, 2011 and 2012 and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands).

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

December 31, 2011
Money market funds	$39,337	$39,337	$—	$—
	$39,337	$39,337	$—	$—

December 31, 2012
Money market funds	$123,888	$123,888	$—	$—
	$123,888	$123,888	$—	$—

Schedule of estimated useful lives that were used to depreciate the Company's assets:
Estimated
Useful Life
Furniture and fixtures	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the useful life or the remaining life of the original lease

Schedule of amount excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to			(Inception) to
	December 31,	Year Ended December 31,		December 31,
	2010	2011	2012	2012
Preferred stock	3,286	11,729	—	—
Outstanding stock options	14	894	2,134	2,134
Unvested restricted stock	653	641	349	349
	3,953	13,264	2,483	2,483

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Schedule of property and equipment and related accumulated depreciation

Property and equipment and related accumulated depreciation are as follows (in thousands):

	December 31,
	2011	2012
Furniture and fixtures	$—	$31
Computer equipment and software	150	266
Leasehold improvements	—	18
	150	315
Less accumulated depreciation and amortization	(32)	(96)
	$118	$219

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses
Schedule of accrued expenses

Accrued expenses are as follows (in thousands):

	As of December 31,
	2011	2012
Research and development	$1,995	$6,635
Salaries, bonuses and other compensation	688	1,316
Professional services	155	237
Other	142	357
	$2,980	$8,545

Convertible Preferred Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock and Stockholders' Equity
Schedule of the Company's convertible preferred stock prior to the closing of the initial public offering

Prior to the closing of the initial public offering, the Company’s Convertible Preferred Stock consisted of the following (in thousands, except share and per share amounts):

	As of December 31,
	2011	2012

Series A Convertible Preferred Stock, $0.0001 par value: 20,000,000 shares authorized, issued and outstanding at December 31, 2011	$21,570	$—
Series O Convertible Preferred Stock, $0.0001 par value: 1,500,000 shares authorized, issued and outstanding at December 31, 2011	630	—
Series B Convertible Preferred Stock, $0.0001 par value: 46,436,782 shares authorized at December 31, 2011; 19,552,319 shares issued and outstanding at December 31, 2011	42,148	—

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Schedule of stock-based compensation expense as reflected in the Company's condensed consolidated statements of operations and comprehensive loss

Stock-based compensation expense as reflected in the Company’s condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to December 31,	Year Ended December 31,		(Inception) to December 31,
	2010	2011	2012	2012

Research and development	$—	$46	$544	$590
General and administrative	—	259	1,259	1,518
Total stock-based compensation expense	$—	$305	$1,803	$2,108

Summary of the Company's restricted stock activity and related information
		Weighted-average
		fair value
	Shares	per share

Unvested at December 31, 2011	640,578	$0.14
Granted	—	—
Vested	(291,244)	0.16
Forfeited	—	—
Unvested at December 31, 2012	349,334	$0.15

Summary of the Company's stock option activity and related information

	Shares	Weighted-average exercise price per share	Weighted-average remaining contractual term (years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	893,564	$1.31
Granted	1,267,493	8.44
Exercised	(19,016)	1.74
Cancelled	(7,856)	6.62
Outstanding at December 31, 2012	2,134,185	5.52	9.0	$24,444

Vested at December 31, 2012	302,057	1.32	8.6	$4,722

Vested and expected to vest at December 31, 2012 (1)	2,134,185	$5.52	9.0	$24,444

(1)                                 This represents the number of vested options as of December 31, 2012, plus the number of unvested options expected to vest as of December 31, 2012, based on the unvested options at December 31, 2012, adjusted for the estimated forfeiture rate of 0%.

Schedule of fair value of each employee stock option estimated at the date of grant using a Black-Scholes option-pricing model

	The Period from
	March 26, 2010
	(Inception) to December 31,	Year Ended December 31,
	2010	2011	2012

Dividend yield	—	—	—
Volatility	82%	67% - 68%	66% - 71%
Risk-free interest rate	2.06%	1.07% - 2.03%	0.89% - 1.56%
Expected term (years)	6.25	6.25	6.25

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of principal components of the Company's deferred tax assets

The principal components of the Company’s deferred tax assets are as follows (in thousands):

	As of December 31,
	2011	2012

Deferred tax assets:
Federal net operating loss carryforwards	$5,622	$23,634
Depreciation and amortization	2,599	5,428
State net operating loss carryforwards	864	3,644
Tax credit carryforwards	295	443
Stock-based compensation	29	357
Other	101	99
Total deferred tax assets	9,510	33,605
Less valuation allowance	(9,510)	(33,605)
Net deferred tax assets	$—	$—

Schedule of reconciliation of income tax expense (benefit) at the statutory federal income tax rate and income taxes as reflected in the financial statements

	March 26, 2010
	(Inception) to December 31,	Year Ended December 31,
	2010	2011	2012

Federal income tax (benefit)/expense at statutory rate	(34.0)%	(34.0)%	(34.0)%
State income tax benefit	(5.3)%	(4.8)%	(5.4)%
Permanent items	2.9%	2.6%	0.4%
Federal research and development credit	0.0%	(1.8)%	0.0%
Change in valuation allowance	36.4%	38.0%	39.0%
Effective income tax rate	0.0%	0.0%	0.0%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum rental commitments, by fiscal year and in the aggregate

Future minimum rental commitments, by fiscal year and in the aggregate, is provided below (in thousands):

December 31, 2012
2013	$636
2014	755
2015	189
Thereafter	—
Total minimum lease payments	$1,580

Consolidated Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Quarterly Financial Data - Unaudited
Schedule of unaudited consolidated quarterly financial data

The following tables provide unaudited consolidated quarterly financial data for the years ended December 31, 2011 and 2012 (in thousands, except per share data):

	March 31,	June 30,	Sept. 30,	Dec. 31,	March 31,	June 30,	Sept. 30,		Dec. 31,
	2011	2011	2011	2011	2012	2012	2012		2012

Expenses:
Research and development	$384	$1,462	$1,921	$8,001 (a)	$8,150	$11,532	$11,876		$15,642
General and administrative	623	552	893	1,090	1,199	1,685	1,736		2,095
Acquired in-process research and development	500	—	—	—	—	7,000 (b)	—		1,000
Total expenses	1,507	2,014	2,814	9,091	9,349	20,217	13,612		18,737
Loss from operations	(1,507)	(2,014)	(2,814)	(9,091)	(9,349)	(20,217)	(13,612)		(18,737)
Interest income	4	7	14	13	20	39	53		40
Other income(expense)	(1,010)	—	—	—	—	—	—		—
Net loss	$(2,513)	$(2,007)	$(2,800)	$(9,078)	$(9,329)	$(20,178)	$(13,559)		$(18,697)

Net loss per share: basic and diluted	$(5.74)	$(4.11)	$(5.20)	$(15.41)	$(13.59)	$(21.31)	$(0.52	)(c)	$(0.70)

Weighted-average shares: basic and diluted	438	488	539	589	687	947	26,130	(c)	26,740

(a)    In the quarter ended December 31, 2011, the Company began to incur expenses related to rolapitant Phase 3 clinical trials.

(b)   In the quarter ended June 30, 2012, the Company paid a license fee to Merck for niraparib.

(c)    In July 2012, the Company completed its initial public offering, which resulted in net proceeds of approximately $78.0 million from the issuance of 6,430,183 shares of common stock, which includes the sale of 430,183 shares under the underwriters’ over-allotment option. In connection with the initial public offering, all of the outstanding shares of the Company’s convertible preferred stock were converted into 19,410,490 shares of common stock.

Nature of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended	33 Months Ended
	Jul. 23, 2012	Jun. 28, 2012	Jun. 19, 2012	Jul. 31, 2012	Dec. 31, 2012 Segment item	Dec. 31, 2012	Jul. 03, 2012	Dec. 31, 2011
Nature of Business
Number of operating segments					1
Number of business activities					1
Reverse stock split, conversion ratio			3.5
Number of shares of common stock sold in initial public offering		6,000,000		6,430,183
Common stock issue price (in dollars per share)		$ 13.5
Number of shares of common stock issued on conversion from convertible preferred stock							19,410,490
Number of additional shares under option granted to underwriters to purchase common stock shares at initial public offering price to cover over-allotments	430,183
Proceeds from sale of common stock, net of underwriting discount and commissions	$ 78,000				$ 77,960	$ 77,960
Number of shares of authorized common stock subsequent to filing of amended and restated certificate of incorporation					100,000,000	100,000,000		85,459,770
Number of shares of authorized preferred stock subsequent to filing of amended and restated certificate of incorporation					10,000,000	10,000,000
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2012 Total	Dec. 31, 2011 Total	Dec. 31, 2012 Total Money market funds	Dec. 31, 2011 Total Money market funds	Dec. 31, 2012 Quoted Prices in Active Markets (Level 1)	Dec. 31, 2011 Quoted Prices in Active Markets (Level 1)	Dec. 31, 2012 Quoted Prices in Active Markets (Level 1) Money market funds	Dec. 31, 2011 Quoted Prices in Active Markets (Level 1) Money market funds
Segment Information
Number of operating segments	1
Fair Value of Financial Instruments
Cash equivalents				$ 123,888	$ 39,337			$ 123,888	$ 39,337
Assets		$ 123,888	$ 39,337			$ 123,888	$ 39,337

Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures
Property and Equipment
Estimated Useful Life	5 years
Computer equipment and software
Property and Equipment
Estimated Useful Life	3 years

Summary of Significant Accounting Policies (Details 3) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		33 Months Ended	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2010 Outstanding stock options	Dec. 31, 2012 Outstanding stock options	Dec. 31, 2011 Outstanding stock options	Dec. 31, 2012 Outstanding stock options	Dec. 31, 2010 Unvested restricted stock	Dec. 31, 2012 Unvested restricted stock	Dec. 31, 2011 Unvested restricted stock	Dec. 31, 2012 Unvested restricted stock
Net Loss per Share
Amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect	3,953	2,483	13,264	2,483	3,286	11,729	14	2,134	894	2,134	653	349	641	349

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Property and Equipment
Gross		$ 315	$ 150	$ 315
Less accumulated depreciation and amortization		(96)	(32)	(96)
Net		219	118	219
Total depreciation expense	7	64	35	106
Furniture and fixtures
Property and Equipment
Gross		31		31
Computer equipment and software
Property and Equipment
Gross		266	150	266
Leasehold improvements
Property and Equipment
Gross		$ 18		$ 18

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses
Research and development	$ 6,635	$ 1,995
Salaries, bonuses and other compensation	1,316	688
Professional services	237	155
Other	357	142
Total	$ 8,545	$ 2,980

Convertible Preferred Stock and Stockholders' Equity (Details) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		33 Months Ended				0 Months Ended		1 Months Ended				0 Months Ended			12 Months Ended			0 Months Ended		1 Months Ended
	Jul. 23, 2012	Jun. 28, 2012	Jul. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2012 item	Jul. 03, 2012	Jul. 03, 2012 Convertible preferred stock	Dec. 31, 2011 Series A convertible preferred stock	May 10, 2010 Series A-1 Preferred Stock	Feb. 28, 2011 Series A-2 Preferred Stock	Feb. 28, 2011 Series A-2 Preferred Stock	May 10, 2010 Series A-2 Preferred Stock	Dec. 31, 2011 Series O Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Mar. 21, 2012 Series B Convertible Preferred Stock Series B Purchase Agreement	Jul. 07, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Jun. 06, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Dec. 31, 2012 Series B Convertible Preferred Stock Series B Purchase Agreement	Dec. 31, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Jun. 30, 2011 Series B Convertible Preferred Stock Series B Purchase Agreement	Jul. 23, 2012 Common stock	Jun. 28, 2012 Common stock	Jul. 31, 2012 Common stock	Dec. 31, 2012 Common stock item
Convertible Preferred Stock and Stockholders' Equity
Preferred stock, shares authorized					10,000,000		10,000,000
Common stock, shares authorized					100,000,000	85,459,770	100,000,000
Preferred stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued					27,136,329	1,259,996	27,136,329
Common stock, shares outstanding					27,136,329	1,259,996	27,136,329
Number of shares of common stock issued on conversion from convertible preferred stock								19,410,490
Convertible Preferred Stock and Stockholders' Equity
Preferred stock value						$ 64,348,000				$ 21,570,000					$ 630,000	$ 42,148,000
Convertible preferred stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001					$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized					0	67,936,782	0			20,000,000					1,500,000	46,436,782
Convertible preferred stock, shares issued					0	41,052,319	0			20,000,000					1,500,000	19,552,319
Convertible preferred stock, shares outstanding					0	41,052,319	0		67,936,761	20,000,000					1,500,000	19,552,319
Shares sold		6,000,000	6,430,183								10,000,000		10,000,000				26,884,442	1,161,523	18,390,796					6,000,000
Fair value of purchase rights														2,200,000
Net proceeds from sale of shares													10,000,000				58,300,000				42,100,000
Increase in fair value of purchase rights				651,000		1,010,000	1,661,000						1,000,000
Value of shares authorized for issuance																						101,000,000
Value of additional shares required to be sold upon the occurrence of, or in connection with, certain milestone events																				58,500,000
Common stock issue price (in dollars per share)		$ 13.5										$ 1					$ 2.175	$ 2.175	$ 2.175					$ 13.5
Number of additional shares under option granted to underwriters to purchase common stock shares at initial public offering price to cover over-allotments	430,183																						430,183
Proceeds from sale of common stock, net of underwriting discount and commissions	$ 78,000,000				$ 77,960,000		$ 77,960,000																		$ 78,000,000
Number of votes per share					1		1																			1

Stock-Based Compensation (Details) (USD $)	12 Months Ended		33 Months Ended	12 Months Ended		33 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Research and development	Dec. 31, 2011 Research and development	Dec. 31, 2012 Research and development	Dec. 31, 2012 General and administrative	Dec. 31, 2011 General and administrative	Dec. 31, 2012 General and administrative
Stock-based compensation expense
Total stock- based compensation expense	$ 1,803,000	$ 305,000	$ 2,108,000	$ 544,000	$ 46,000	$ 590,000	$ 1,259,000	$ 259,000	$ 1,518,000

Stock-Based Compensation (Details 2) (USD $)	12 Months Ended		33 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 Common stock	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Feb. 07, 2011 Restricted common stock item	Dec. 31, 2012 Restricted common stock	Dec. 31, 2011 Restricted common stock	May 10, 2010 Restricted common stock Founders Vesting on March 26, 2010	May 10, 2010 Restricted common stock Founders Vesting over subsequent 48 months	Feb. 07, 2011 Restricted common stock Founders and one employee	Feb. 07, 2011 Restricted common stock Founders and one employee Vesting on January 6, 2012	May 10, 2010 Restricted common stock Common stock Founders	Dec. 31, 2012 Restricted common stock Common stock Founders	May 10, 2010 Restricted common stock Series A-1 Preferred Stock Founders	Dec. 31, 2012 2012 Incentive Plan Common stock	Apr. 27, 2012 2012 Incentive Plan Common stock	Dec. 31, 2012 2012 Incentive Plan Stock options Common stock	Dec. 31, 2012 2010 Incentive Plan Common stock	Jun. 06, 2011 2010 Incentive Plan Common stock	May 10, 2010 2010 Incentive Plan Common stock	May 10, 2010 2010 Incentive Plan Series A-1 Preferred Stock	Dec. 31, 2012 2010 Incentive Plan Stock options	Dec. 31, 2012 2010 Incentive Plan Restricted common stock
Stock-Based Compensation
Vesting percentage in one year from vesting start date					25.00%
Vesting period for 25% of awards					1 year
Vesting percentage in equal installments					75.00%						75.00%	75.00%
Vesting period for 75% of awards					36 months						48 months	36 months
Exercisable period from the date of grant					10 years
Number of shares available for grant under the plan																		1,428,571			1,981,130	357,142
Number of shares available for future grants that were added to the total number of shares reserved for issuance																		6,857		357
Annual increase in common stock available for grant as a percentage of common stock outstanding																	4.00%
Options granted (in shares)					1,267,493														375,354					1,785,703
Conversion ratio for conversion of preferred stock into common stock (in shares)																1,000							1,000
Restricted stock awards granted (in shares)												188,570													188,570
Options exercised (in shares)					19,016																			19,016
Shares of common stock forfeited					7,856
Shares of common stock purchased															1,071
Shares of common stock granted				1,071,426										1,071,426
Vesting percentage on a specified date										25.00%			25.00%
Number of non-founding employees to whom shares of common stock are allotted as compensation for services provided							1
Stock-based compensation expense (in dollars)	$ 1,803,000	$ 305,000	$ 2,108,000		$ 1,526,000	$ 281,000		$ 24,000	$ 24,000

Stock-Based Compensation (Details 3) (USD $)	12 Months Ended		33 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Oct. 31, 2012 2012 Incentive Plan	Dec. 31, 2010 Restricted stock awards	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2011 Restricted stock awards	Dec. 31, 2010 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options
Shares
Unvested at the beginning of the period (in shares)						640,578
Vested (in shares)						(291,244)
Unvested at the end of the period (in shares)						349,334	640,578
Weighted-average fair value per share
Unvested at the beginning of the period (in dollars per share)						$ 0.14
Vested (in dollars per share)						$ 0.16
Unvested at the end of the period (in dollars per share)						$ 0.15	$ 0.14
Granted (in dollars per share)					$ 0		$ 0.53
Additional disclosure
Total grant date fair value of vested restricted stock					$ 0	$ 47,000	$ 0
Total unrecognized compensation cost related to unvested restricted stock (in dollars)					0	51,000	75,000
Weighted average period over which unrecognized compensation costs are expected to be recognized						2 years			3 years
Shares
Outstanding at the beginning of the period (in shares)									893,564
Granted (in shares)									1,267,493
Exercised (in shares)									(19,016)
Cancelled (in shares)									(7,856)
Outstanding at the end of the period (in shares)									2,134,185	893,564
Vested at the end of the period (in shares)									302,057
Vested and expected to vest at the end of the period (in shares)									2,134,185
Estimated forfeiture rate (as a percent)									0.00%
Weighted-average price per share
Outstanding at the beginning of the period (in dollars per share)									$ 1.31
Granted (in dollars per share)									$ 8.44
Exercised (in dollars per share)									$ 1.74
Cancelled (in dollars per share)									$ 6.62
Outstanding at the end of the period (in dollars per share)									$ 5.52	$ 1.31
Vested at the end of the period (in dollars per share)									$ 1.32
Vested and expected to vest at the end of the period (in dollars per share)									$ 5.52
Weighted-average remaining contractual term (years)
Outstanding at the end of the period									9 years
Vested at the end of the period									8 years 7 months 6 days
Vested and expected to vest at the end of the period									9 years
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)									24,444,000
Vested at the end of the period (in dollars)									4,722,000
Vested and expected to vest at the end of the period									24,444,000
Assumptions used to calculate fair value of employee stock option at the date of grant
Volatility (as a percent)								82.00%
Volatility, maximum (as a percent)									71.00%	68.00%
Volatility, minimum (as a percent)									66.00%	67.00%
Risk-free interest rate (as a percent)								2.06%
Risk-free interest rate, maximum (as a percent)									1.56%	2.03%
Risk-free interest rate, minimum (as a percent)									0.89%	1.07%
Expected term								6 years 3 months	6 years 3 months	6 years 3 months
Additional disclosure
Stock-based compensation expense (in dollars)	1,803,000	305,000	2,108,000			24,000	24,000		1,526,000	281,000
Aggregate intrinsic value of options exercised								0	200,000	0
Weighted-average grant date fair value of options granted (in dollars per share)								$ 0.03	$ 5.29	$ 2.63
Total unrecognized compensation cost related to unvested stock options (in dollars)									7,200,000	2,200,000
Weighted average period over which unrecognized compensation costs are expected to be recognized						2 years			3 years
Shares issued during the period				16,644
Aggregate value of shares issued to certain non-employee board members in lieu of fees	$ 253,000			$ 253,000

Stock-Based Compensation (Details 4) (2012 ESPP, USD $)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Common stock reserved for future issuance (in shares)	275,000
Offering period	6 months
Purchase price of the common stock as a percentage of the lower of the fair market value of a share of common stock on the first trading date of each offering period or on the last trading day of the offering period	85.00%
Termination period	10 years
Maximum
Stock-Based Compensation
Purchase price of common stock based on fair market value of common stock per year	25,000

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Federal
Operating loss carryforwards
Net operating loss carryforwards	$ 69.5
State
Operating loss carryforwards
Net operating loss carryforwards	$ 69

Income Taxes (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Deferred tax asset before valuation allowance expected to be recorded as a result of retroactive extension of the research credit		$ 800,000
Gross unrecognized tax benefits related to research and development credits		100,000
Extension period of research and development tax credit		2 years
Federal and state net operating losses related to excess tax deductions		100,000
Deferred tax assets :
Federal net operating loss carryforwards		23,634,000	5,622,000
Depreciation and amortization		5,428,000	2,599,000
State net operating loss carryforwards		3,644,000	864,000
Tax credit carryforwards		443,000	295,000
Stock-based compensation		357,000	29,000
Other		99,000	101,000
Total deferred tax assets		33,605,000	9,510,000
Less valuation allowance		(33,605,000)	(9,510,000)
Reconciliation of income tax expense (benefit) at the statutory federal income tax rate and income taxes as reflected in the financial statements
Federal income tax (benefit)/ expense at statutory rate (as a percent)	(34.00%)	(34.00%)	(34.00%)
State income tax benefit (as a percent)	(5.30%)	(5.40%)	(4.80%)
Permanent items (as a percent)	2.90%	0.40%	2.60%
Federal research and development credit (as a percent)	0.00%	0.00%	(1.80%)
Change in valuation allowance (as a percent)	36.40%	39.00%	38.00%
Effective income tax rate (as a percent)	0.00%	0.00%	0.00%
Federal
Income Taxes
Tax credits		$ 300,000

Employee Benefit Plan (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
Employer match of employee deferral contributions of first 3% of compensation (as a percent)	3.00%
Percentage of eligible compensation, matched 100% by employer	100.00%
Employer match of employee deferral contributions of next 2% of compensation (as a percent)	2.00%
Percentage of eligible compensation, matched 50% by employer	50.00%
Aggregate matching contribution to the 401(k) plan	$ 137,000

Commitments and Contingencies (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 item	Dec. 31, 2011
Commitments and Contingencies
Number of non-cancelable operating lease agreements		2
Future minimum rental commitments
2013		$ 636,000
2014		755,000
2015		189,000
Total		1,580,000
Rent expense	$ 28,700	$ 166,100	$ 76,800

License Agreements (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended		33 Months Ended	1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended		1 Months Ended
	Jun. 28, 2012	Jul. 31, 2012	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 License Agreement OPKO	Dec. 31, 2012 License Agreement OPKO Maximum	Dec. 31, 2010 License Agreement OPKO Junior Preferred Stock	Nov. 30, 2012 License Agreement Amgen, Inc	Mar. 31, 2011 License Agreement Amgen, Inc	Dec. 31, 2011 License Agreement Amgen, Inc	Dec. 31, 2012 License Agreement Amgen, Inc Maximum	Jun. 30, 2012 License Agreement Merck Sharp & Dohme Corp	Dec. 31, 2012 License Agreement Merck Sharp & Dohme Corp Maximum	Oct. 31, 2012 License Agreement AstraZeneca UK Limited item
License Agreements
Amount paid upon signing the agreement										$ 6,000,000
Number of shares issued	6,000,000	6,430,183										1,500,000
Fair value of shares issued						630,000			630,000			630,000
Amount required to be paid for development milestones if specified regulatory and initial commercial sales milestones are achieved											30,000,000
Additional milestone payments required if specified levels of annual net sales of rolapitant are achieved											85,000,000
Acquired in-process research and development expense			1,000,000	7,000,000	500,000	6,630,000	8,000,000	500,000	15,130,000	6,600,000				500,000			7,000,000
Up-front fees paid															500,000				400,000
Milestone payments required, if specified clinical development, regulatory, initial commercialization and annual net product sales milestones are achieved																137,000,000
Additional milestone payment													1,000,000
Up-front fees payable																	7,000,000
Amount required to be paid for development and regulatory milestones for the first indication																		57,000,000
Amount required to be paid for development and regulatory milestones for each successive indication																		29,500,000
Amount required to be paid for one-time sales milestones based on the achievement of annual sales objectives																		$ 87,500,000
Number of non-exclusive license agreements entered into by the entity																			2

Consolidated Quarterly Financial Data - Unaudited (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	3 Months Ended								9 Months Ended	12 Months Ended		33 Months Ended
	Jul. 23, 2012	Jun. 28, 2012	Jul. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 03, 2012
Expenses:
Research and development				$ 15,642	$ 11,876	$ 11,532	$ 8,150	$ 8,001	$ 1,921	$ 1,462	$ 384	$ 46	$ 47,200	$ 11,768	$ 59,014
General and administrative				2,095	1,736	1,685	1,199	1,090	893	552	623	1,668	6,715	3,158	11,541
Acquired in-process research and development				1,000		7,000					500	6,630	8,000	500	15,130
Total expenses				18,737	13,612	20,217	9,349	9,091	2,814	2,014	1,507	8,344	61,915	15,426	85,685
Loss from operations				(18,737)	(13,612)	(20,217)	(9,349)	(9,091)	(2,814)	(2,014)	(1,507)	(8,344)	(61,915)	(15,426)	(85,685)
Interest income				40	53	39	20	13	14	7	4	20	152	38	210
Other income(expense)											(1,010)	(651)		(1,010)	(1,661)
Net loss				(18,697)	(13,559)	(20,178)	(9,329)	(9,078)	(2,800)	(2,007)	(2,513)	(8,975)	(61,763)	(16,398)	(87,136)
Net loss per share: basic and diluted (in dollars per share)				$ (0.7)	$ (0.52)	$ (21.31)	$ (13.59)	$ (15.41)	$ (5.2)	$ (4.11)	$ (5.74)	$ (26.65)	$ (4.51)	$ (31.9)	$ (16.64)
Weighted-average shares: basic and diluted				26,740,000	26,130,000	947,000	687,000	589,000	539,000	488,000	438,000	337,000	13,696,000	514,000	5,237,000
Net proceeds from the issuance of common stock	$ 78,000												$ 77,960		$ 77,960
Number of shares issued		6,000,000	6,430,183
Number of shares sold under underwriters' over-allotment option	430,183
Number of shares of common stock issued on conversion from convertible preferred stock																19,410,490